Schedule of reverse recapitalization (Details) - shares					12 Months Ended
	Jun. 08, 2023	Nov. 18, 2022	Nov. 17, 2022	Jul. 25, 2022	Dec. 31, 2023
Equity [Abstract]
8i ordinary shares outstanding prior to Reverse Recapitalization			11,073,500
Less: redemption of 8i ordinary shares		(6,033,455)	(6,033,455)
Conversion of 8i rights			891,725
Shares issued to service providers			260,000
Total shares issued upon the Reverse Recapitalization	1,600,000		6,191,770	4,626,667	1,000,000